Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis
As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2023	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	434,006	—	434,006	—
Long-term investments:
Wealth management products	677,867	—	677,867	—
Available-for-sale debts securities	830,966	—	—	830,966

As of December 31, 2024	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	1,725,051	—	1,725,051	—
Long-term investments:
Wealth management products	1,389,779	—	1,389,779	—
Available-for-sale debts securities	640,645	—	—	640,645

Schedule of Reconciliations of Assets Categorized Within Level 3 Under The Fair Value Hierarchy
Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Available-for sale debt investments:

Amounts
RMB
(In thousands)
Balance at December 31, 2022	—
Additions	474,909
Reclassed from equity investment without readily determinable fair value	359,242
Foreign currency translation adjustments	(3,185)

Balance at December 31, 2023	830,966

Additions	142,060
Net unrealized fair value change recognized in other comprehensive income	599
Accrued interest from convertible note (note 9)	11,013
Impairment loss	(352,742)
Foreign currency translation adjustments	8,749

Balance at December 31, 2024	640,645